Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Pruco Life Insurance Company Equity	Noncontrolling Interests	Total Equity
Beginning Balance at Dec. 31, 2022		$ 2,500	$ 6,037,914	$ (1,001,729)	$ (10,065)	$ 5,028,620	$ 0	$ 5,028,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Return of Capital			(1,400,000)			(1,400,000)		(1,400,000)
Contributed capital			412,382			412,382		412,382
Contributions from noncontrolling interests							29,706	29,706
Contributed (distributed) capital-parent/child asset transfers			2,306			2,306		2,306
Comprehensive income (loss):
Net income (loss)	$ 450,746			450,258		450,258	488	450,746
Other Comprehensive Income (Loss), Net of Tax	(20,896)				(20,896)	(20,896)	0	(20,896)
Comprehensive income (loss)	429,850			450,258	(20,896)	429,362	488	429,850
Ending Balance at Dec. 31, 2023		2,500	5,052,602	(551,471)	(30,961)	4,472,670	30,194	4,502,864
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Return of Capital			(550,000)			(550,000)		(550,000)
Contributed capital			415,696			415,696		415,696
Contributions from noncontrolling interests							250,422	250,422
Distributions to noncontrolling interests							(188,572)	(188,572)
Contributed (distributed) capital-parent/child asset transfers			5,001			5,001		5,001
Comprehensive income (loss):
Net income (loss)	837,485			823,990		823,990	13,495	837,485
Other Comprehensive Income (Loss), Net of Tax	(570,916)				(570,916)	(570,916)	0	(570,916)
Comprehensive income (loss)	266,569			823,990	(570,916)	253,074	13,495	266,569
Ending Balance at Dec. 31, 2024	4,701,980	2,500	4,923,299	272,519	(601,877)	4,596,441	105,539	4,701,980
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Return of Capital	0
Contributed capital			852,924			852,924		852,924
Contributions from noncontrolling interests							185,851	185,851
Distributions to noncontrolling interests							(183,453)	(183,453)
Contributed (distributed) capital-parent/child asset transfers			30,655			30,655		30,655
Comprehensive income (loss):
Net income (loss)	1,845,589			1,832,316		1,832,316	13,273	1,845,589
Other Comprehensive Income (Loss), Net of Tax	610,732				610,732	610,732	0	610,732
Comprehensive income (loss)	2,456,321			1,832,316	610,732	2,443,048	13,273	2,456,321
Ending Balance at Dec. 31, 2025	$ 8,044,278	$ 2,500	$ 5,806,878	$ 2,104,835	$ 8,855	$ 7,923,068	$ 121,210	$ 8,044,278